UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.88%
Corporate-Backed Revenue Bonds – 4.22%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$6,500,000	$6,060,080
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	8,010,480
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	6,984,135
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,519,575
		25,574,270
Education Revenue Bonds – 8.09%
Duluth Housing & Redevelopment Authority Lease Revenue (Public School Academy) Series
A 5.875% 11/1/40	3,500,000	3,137,050
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,347,178
5.00% 10/1/28	8,900,000	9,508,582
5.00% 10/1/29 (NAT-RE)	5,665,000	5,887,578
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,273,925
Series 6-J1 5.00% 5/1/36	2,225,000	2,093,836
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,392,600
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,062,730
Series 7-D 5.00% 3/1/40	3,000,000	3,086,610
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	1,976,620
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,114,500
Series 7-A 5.00% 10/1/39	2,000,000	2,026,240
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
5.00% 5/1/23	2,000,000	2,049,160
University of Minnesota Special Purpose Revenue (State Supported Biomed Science) 5.00% 8/1/35	3,960,000	4,121,489
		49,078,098
Electric Revenue Bonds – 5.15%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,040,920
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,020,280
Series A
5.00% 10/1/34	6,250,000	6,279,875
5.125% 10/1/29	3,000,000	3,056,730
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	4,800,000	4,856,112
Series XX 5.25% 7/1/40	5,000,000	4,947,900
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,283,815
^Capital Appreciation Series A 4.44% 1/1/25 (NAT-RE)	5,000,000	2,712,150
		31,197,782
Healthcare Revenue Bonds – 28.26%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,852,074
Alexandria Senior Housing Revenue (Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,471,575
6.20% 7/1/45	2,000,000	1,960,800
Apple Valley Economic Development Authority Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,587,896
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	730,535
5.00% 9/1/31 (RADIAN)	500,000	466,315
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,534,925
Fergus Falls Health Care Facilities Revenue (Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,145,525
5.40% 8/1/40	1,000,000	925,010

Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,781,231
Minneapolis Health Care Facilities Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	926,657
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	3,000,000	3,343,860
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,242,908
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,506,475
5.00% 11/15/34 (AMBAC)	4,750,000	4,658,848
Minneapolis National Marrow Donor Program Project Revenue 4.875% 8/1/25	4,000,000	3,761,760
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children's Hospital) Series A
5.00% 8/15/30	2,750,000	2,742,960
5.25% 8/15/35	2,085,000	2,089,545
(Health Partners Obligation Group Project) 5.875% 12/1/29	1,000,000	1,009,970
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,708,343
(Essential Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,743,435
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,389,250
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,492,173
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,059
6.375% 11/15/29	15,000	15,115
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,681,102
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,398,367
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	6,550,201
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,819,272
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,361,293
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,974,740
5.25% 9/1/34	7,000,000	6,583,500
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,279,875
St. Cloud Health Care Revenue (Centracare Health System Project)
Series A
5.00% 5/1/25	1,035,000	1,049,407
5.125% 5/1/30	10,350,000	10,492,415
Series D Remarketing 5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,200,520
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services)
Refunding 5.75% 7/1/39	16,975,000	17,424,837
Series C
5.50% 7/1/23	3,000,000	3,183,960
5.625% 7/1/26	1,925,000	2,003,174
5.75% 7/1/30	5,000,000	5,195,700
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	7,286,012
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	2,904,645
St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,172,395
Series A-1 5.25% 11/15/29	5,605,000	5,644,683
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,750,880
6.00% 11/15/35	10,340,000	9,479,504
Series A 5.70% 11/1/15	990,000	989,941
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding (Marian
Center Project) Series A
5.30% 11/1/30	500,000	430,680
5.375% 5/1/43	500,000	410,795
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	940,830
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	916,360
		171,392,332
Housing Revenue Bonds – 7.06%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,504,875
(Grant Street Apartments Project) Series A 7.25% 11/1/29	750,000	753,855
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,076,400
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	860,000	871,507
(Trinity Apartments) Refunding Series A 6.75% 5/1/21(HUD)	1,450,000	1,457,888

Minnesota Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,410,000	1,413,807
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	425,000	428,940
Series B-1 5.35% 1/1/33 (AMT)	2,450,000	2,451,985
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,368,250
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,909,220
Series I 5.15% 7/1/38 (AMT)	5,530,000	5,473,483
Series L 5.10% 7/1/38 (AMT)	9,910,000	9,680,088
Series M 4.875% 7/1/37(AMT)	4,500,000	4,334,310
@Washington County Housing & Redevelopment Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	915,000	782,554
White Bear Lake Multifamily Revenue Refunding (Lake Square Apartments) Series A 5.875% 2/1/15 (FHA)	620,000	621,624
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
Apartments) 5.85% 6/1/19 (HUD)	700,000	700,217
		42,829,003
Lease Revenue Bonds – 3.28%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	1,545,000	1,607,712
5.00% 2/1/19 (AGM)	1,535,000	1,597,306
5.00% 2/1/20 (AGM)	1,690,000	1,758,597
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,565,050
5.25% 12/1/27	3,840,000	3,919,257
Series 3-12 5.125% 12/1/27	3,000,000	3,080,490
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,057,320
Series 3-11 5.00% 12/1/27	2,500,000	2,558,350
Series 9 5.25% 12/1/27	725,000	739,964
		19,884,046
Local General Obligation Bonds – 17.25%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,499,133
5.00% 2/1/22	500,000	562,355
Brainerd Independent School District #181 Refunding (School Building) Series A
4.00% 2/1/22	3,255,000	3,376,932
4.00% 2/1/23	5,990,000	6,146,099
Centennial Independent School District #012 Series A 5.00% 2/1/18 (AGM)	1,270,000	1,327,239
Dakota County Capital Improvement Series A 4.75% 2/1/26	1,000,000	1,001,920
Farmington Independent School District #192 Series B 5.00% 2/1/27 (AGM)	10,705,000	10,919,206
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	911,340
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,057,337
Hennepin County Series B 4.00% 12/1/20	5,255,000	5,832,314
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	6,850,000	7,051,801
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,472,040
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,311,876
Series C
5.00% 3/1/16	1,440,000	1,695,946
5.00% 3/1/28	5,000,000	5,284,200
Minneapolis Library 5.00% 12/1/25	1,500,000	1,542,135
Morris Independent School District #769 Building 5.00% 2/1/24 (NATL-RE)	4,875,000	5,243,648
Mounds View Independent School District #621 Series A
5.00% 2/1/20 (NATL-RE)	2,970,000	3,123,905
5.375% 2/1/24 (FGIC) (TCRS)	6,170,000	6,217,201
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,061,160
Osseo Independent School District #279 Series A 5.00% 2/1/21 (AGM)	3,570,000	3,727,473
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (AGM)	3,145,000	3,474,722
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,113,975
Robbinsdale Independent School District #281 5.00% 2/1/21 (AGM)	1,310,000	1,364,116
^Rosemount Independent School District #196 Capital Appreciation Series B 6.008% 4/1/13 (AGM)	1,915,000	1,870,668
^Sartell Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (NATL-RE)	540,000	522,866
6.10% 2/1/15 (NATL-RE)	1,075,000	982,690
6.15% 2/1/16 (NATL-RE)	1,750,000	1,538,758
^Sauk Rapids Independent School District #047 Series B
5.983% 2/1/15 (AGM)	2,700,000	2,134,863
6.083% 2/1/17 (AGM)	2,245,000	1,571,006

South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,653,350
4.75% 2/1/26	3,600,000	3,788,460
4.75% 2/1/27	2,300,000	2,398,463
St. Michael Independent School District #885
5.00% 2/1/20 (AGM)	1,970,000	2,058,788
5.00% 2/1/27 (AGM)	3,435,000	3,589,815
Todd Morrison Cass & Wadena Counties Staples United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,089,860
5.125% 12/1/24	1,000,000	1,034,870
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (AGM)	1,000,000	1,053,090
5.00% 2/1/25 (AGM)	1,000,000	1,018,550
		104,624,170
§Pre-Refunded/Escrowed to Maturity Bonds – 19.12%
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21-12	1,275,000	1,336,417
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (IBC) (AMT)	405,000	519,214
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,134,520
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,161,676
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/33-14	10,000,000	11,342,900
5.50% 2/15/23-14	1,000,000	1,142,160
Hopkins Housing & Redevelopment Authority (Public Works & Fire Station) Series A 5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,321,949
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	15,800,000	17,358,986
(Fairview Health Services) Series A 5.625% 5/15/32-12	8,175,000	8,854,833
Minnesota State 5.00% 8/1/21-12	2,400,000	2,574,624
Southern Minnesota Municipal Power Agency Power Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,096,535
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	724,190
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,080,880
Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,028,620
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,714,120
5.50% 7/1/25-14	2,000,000	2,292,220
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,635,000
5.75% 7/1/18	3,840,000	4,641,370
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	955,440
		115,915,654
Special Tax Revenue Bonds – 1.75%
Hennepin County Sales Tax Revenue (Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,401,014
5.00% 12/15/20	1,000,000	1,129,410
5.00% 12/15/24	1,150,000	1,249,786
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	896,950
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A 5.75% 8/1/37	4,760,000	4,920,316
		10,597,476
State General Obligation Bonds – 2.61%
Minnesota State
5.00% 10/1/15	5,000,000	5,846,400
Series A 5.00% 12/1/21	5,000,000	5,780,400
Puerto Rico Commonwealth Public Improvement Refunding Series C 6.00% 7/1/39	4,045,000	4,221,079
		15,847,879
Transportation Revenue Bonds – 1.89%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,389,304
5.00% 1/1/22 (NATL-RE)	2,000,000	2,041,180
5.25% 1/1/16 (NATL-RE)	1,460,000	1,551,819
St. Paul Housing & Redevelopment Authority Parking Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	1,889,878
5.00% 8/1/35	1,145,000	1,121,081
Series B 5.00% 8/1/35	1,500,000	1,468,665
		11,461,927

Water & Sewer Revenue Bond – 0.20%
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series B
5.00% 3/1/19	1,000,000	1,189,120
		1,189,120
Total Municipal Bonds (cost $579,781,274)		599,591,757

Total Value of Securities – 98.88%
(cost $579,781,274)		599,591,757
Receivables and Other Assets Net of Liabilities (See Notes) – 1.12%		6,820,831
Net Assets Applicable to 49,449,145 Shares Outstanding – 100.00%		$606,412,588

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At November 30, 2010, the aggregate amount of illiquid securities was $782,554, which represented 0.13% of the Fund's net assets. See Note 3 in "Notes.”

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY - Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
TCRS - Temporary Custodial Receipts
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$579,781,274
Aggregate unrealized appreciation	$26,060,151
Aggregate unrealized depreciation	(6,249,668)
Net unrealized appreciation	$19,810,483

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

Level 2
Municipal Bonds	$599,591,757
Total	$599,591,757

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 21% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: